Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summarized statements of operations
Renew term of HNTE status applied	3 years
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Carry value of planned return of land-use rights	$ 1,100,000
Preferential income tax rate (as a percent)	15.00%		15.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%		15.00%
Other Innovation Platform entity
Summarized statements of operations
Net income	$ 135,000	$ 352,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Revenue	124,098,000	118,047,000
Gross profit	60,794,000	64,527,000
Interest income	81,000	81,000
Finance cost	(5,000)	(9,000)
Profit before taxation	14,792,000	14,272,000
Income tax expense (note (b))	(2,386,000)	(2,286,000)
Net income	12,406,000	11,986,000
Non-controlling interests	207,000	223,000
Net income attributable to the shareholders of equity investee	12,613,000	12,209,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Revenue	150,703,000	158,874,000
Gross profit	112,363,000	114,687,000
Interest income	396,000	289,000
Profit before taxation	55,470,000	49,534,000
Income tax expense (note (b))	(7,485,000)	(7,479,000)
Net income	47,985,000	42,055,000
Net income attributable to the shareholders of equity investee	$ 47,985,000	$ 42,055,000